Note 17 - Licensing and Research Funding Agreements (Details Textual) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Sep. 30, 2020	Mar. 18, 2020
AEROSURF Funding Term Sheet [Member] | Lee’s Pharmaceutical Holdings Limited [Member]
Nonrefundable Payments, Maximum Financing to Be Received Under Special Circumstances					$ 2.8
Term Sheet With Lee [Member]
Proceeds for Payments to Develop Product	$ 1.0
Financing of Product, Percent of Financing That Must be Repaid to Discontinue Revenue Sharing						125.00%
Financing of Product, Percent of Revenue Shared With Financer						50.00%
Term Sheet With Lee [Member] | Other Liabilities [Member]
Contractual Obligation, Total		$ 3.8	$ 3.8	$ 3.8